Lease Obligations and Commitments (Details) - Schedule of Lease Liabilities - USD ($)		9 Months Ended	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2023	Dec. 31, 2022	Jan. 01, 2022	Jan. 01, 2021
Schedule of Lease Liabilities [Abstract]
Lease liabilities recognized as of January 1, 2022		$ 128,560	$ 367,884	$ 367,884	$ 641,251
Change in lease liabilities	$ (211,547)	(128,560)	(239,234)
Less: current portion	(239,324)		(128,560)
At September 30, 2023 – non-current portion	$ 128,560